Note 8 - Convertible Notes Payable (Detail) - Schedule of Future Maturities of Long Term Debt (USD $)	Sep. 30, 2012
12/31/2012	$ 402,550
12/31/2013	117,492
12/31/2014
12/31/2015
12/31/2016
Thereafter
Total	$ 520,042